Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	SCT Total PEO ($)	CAP PEO ($)	Avg. SCT Total Non-PEO ($)	Avg. CAP Non-PEO ($)	TSR ($100 Base)	Net Loss ($)
	(a)	(b)	(c)	(d)	(e)
2025	$795,019	$77,019	$496,912	$591,122	$28.72	$(5,722,216)
2024	$881,422	$881,422	$228,846	$228,846	$137.14	$(4,713,597)

Named Executive Officers, Footnote [Text Block]
(a)	The amounts reported in this column represent the total compensation reported for the Company’s principal executive officer (“PEO”) in the “Total” column of the Summary Compensation Table for each applicable fiscal year.

Total Summary Compensation Table (SCT)	[1]	$ 795,019	$ 881,422
PEO Actually Paid Compensation Amount	[2]	$ 77,019	881,422
Adjustment To PEO Compensation, Footnote [Text Block]
	2025	2024
Calculation of Compensation Actually Paid to PEO (Column (b))
Total Summary Compensation Table (SCT)	$795,019	$881,422
Less: Grant Date Fair Value of Option Awards	$(718,000)	$-
Add: Fair Value of Unvested Option Awards as of 12/31/2025	$925,800	$-
Compensation Actually Paid	$1,002,819	$881,422

Non-PEO NEO Average Total Compensation Amount	[3]	$ 496,912	228,846
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	591,122	228,846
Total Shareholder Return Amount	[5]	28.72	137.14
Net Income (Loss) Attributable to Parent		(5,722,216)	(4,713,597)
Compensation Actually Paid		$ 1,002,819	881,422
Additional 402(v) Disclosure [Text Block]
(b)	The amounts reported in this column represent compensation actually paid (“CAP”) to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. CAP does not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with SEC rules, the calculation of CAP begins with the total compensation reported in the Summary Compensation Table and includes adjustments for equity awards as described below. For the fiscal year 2025, CAP reflects the following adjustments:

Subtraction of the aggregate grant date fair value of stock option awards granted during 2025, as reported in the Summary Compensation Table; and

●	Addition of the fair value of unvested stock option awards outstanding as of December 31, 2025.
●	Subtraction of the aggregate grant date fair value of stock option awards granted during 2025, as reported in the Summary Compensation Table; and

The fair value of unvested stock option awards as of December 31, 2025 was determined using the Black-Scholes option pricing model

●	Stock price: $0.27
●	Volatility: 86.95%
●	Risk-free interest rate: 3.63%
●	Expected term: 10 years
●	Dividend Yield 0%

For fiscal years 2024, no equity awards were granted or outstanding that required adjustment under Item 402(v), and therefore, CAP equals the total compensation reported in the Summary Compensation Table for those years.

Because the Company’s stock price declined during fiscal year 2025, the year-end fair value of outstanding stock option awards was lower than their grant date fair value, resulting in CAP being lower than total compensation reported in the Summary Compensation Table

PEO [Member] | Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (718,000)
PEO [Member] | Fair Value of Unvested Option Awards as of 12/31/2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 925,800

[1]	The amounts reported in this column represent the total compensation reported for the Company’s principal executive officer (“PEO”) in the “Total” column of the Summary Compensation Table for each applicable fiscal year.
[2]	The amounts reported in this column represent compensation actually paid (“CAP”) to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. CAP does not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with SEC rules, the calculation of CAP begins with the total compensation reported in the Summary Compensation Table and includes adjustments for equity awards as described below. For the fiscal year 2025, CAP reflects the following adjustments:
[3]	The amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO Named Executive Officers (“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table for each applicable year. There were no Non-PEO NEOs during fiscal year 2024.
[4]	The amounts reported in this column represent the average compensation actually paid (“CAP”) to the Company’s Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. For fiscal year 2025, CAP for each Non-PEO NEO reflects the same equity award adjustments described in footnote (b), as applicable. For fiscal year 2024, no adjustments were required.
[5]	Total Shareholder Return (“TSR”) represents the cumulative value of an initial $100 investment in the Company’s common stock beginning of the period.